Note 8 - Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended March 31,
	2017	2018
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	(47,396)	(13,656)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	17,834,676	22,211,762

Net loss per share —basic and diluted	(2.66)	(0.61)